Schedule of Investments (unaudited)	iShares® U.S. Aerospace & Defense ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 97.6%
AAR Corp.(a)	265,421	$10,285,064
Aerojet Rocketdyne Holdings Inc.	595,441	28,753,846
Aerovironment Inc.(a)(b)	179,521	17,979,028
Axon Enterprise Inc.(a)(b)	517,126	91,427,877
Boeing Co. (The)(a)	2,402,777	575,609,258
BWX Technologies Inc.	760,619	44,207,176
Curtiss-Wright Corp.	327,285	38,868,367
General Dynamics Corp.	705,298	132,779,402
HEICO Corp.	338,138	47,143,200
HEICO Corp., Class A	590,239	73,295,879
Hexcel Corp.(a)	669,736	41,791,526
Howmet Aerospace Inc.(a)	3,125,052	107,720,542
Huntington Ingalls Industries Inc.	321,640	67,785,630
Kaman Corp.	222,331	11,205,482
Kratos Defense & Security Solutions Inc.(a)(b)	989,659	28,195,385
L3Harris Technologies Inc.	622,159	134,479,668
Lockheed Martin Corp.	436,485	165,144,100
Maxar Technologies Inc.(b)	574,512	22,934,519
Mercury Systems Inc.(a)(b)	448,988	29,758,925
Moog Inc., Class A	233,987	19,668,947
National Presto Industries Inc.	41,625	4,231,181
Northrop Grumman Corp.	363,194	131,995,595
PAE Inc.(a)(b)	498,523	4,436,855
Parsons Corp.(a)(b)	188,307	7,411,764
Raytheon Technologies Corp.	6,622,304	564,948,754
Spirit AeroSystems Holdings Inc., Class A	842,796	39,771,543
Teledyne Technologies Inc.(a)	323,151	135,345,333
Textron Inc.(b)	1,804,467	124,093,196
TransDigm Group Inc.(a)	203,803	131,919,644
Triumph Group Inc.(a)	487,745	10,120,709
Virgin Galactic Holdings Inc.(a)(b)	1,058,431	48,687,826
		2,891,996,221
Security	Shares	Value

Industrial Machinery — 1.4%
RBC Bearings Inc.(a)(b)	201,673	$40,217,630

Leisure Products — 0.9%
Smith & Wesson Brands Inc.	425,707	14,772,033
Sturm Ruger & Co. Inc.	140,578	12,649,208
		27,421,241
Total Common Stocks — 99.9%
(Cost: $2,616,399,741)		2,959,635,092

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	54,915,632	54,948,581
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	4,040,000	4,040,000
		58,988,581
Total Short -Term Investments — 2.0%
(Cost: $58,962,676)		58,988,581

Total Investments in Securities — 101.9%
(Cost: $2,675,362,417)		3,018,623,673

Other Assets, Less Liabilities — (1.9)%		(55,363,983)

Net Assets — 100.0%		$2,963,259,690

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$51,365,314	$3,584,282	(a)	$—	$27,997	$(29,012)	$54,948,581	54,915,632	$89,434	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,820,000	220,000	(a)	—	—	—	4,040,000	4,040,000	89		—
					$27,997	$(29,012)	$58,988,581		$89,523		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Aerospace & Defense ETF
June 30, 2021

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
E-mini S&P Select Sector Industrial Index	35	09/17/21	$3,605	$(20,732)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,959,635,092	$—	$—	$2,959,635,092
Money Market Funds	58,988,581	—	—	58,988,581
	$3,018,623,673	$—	$—	$3,018,623,673
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(20,732)	$—	$—	$(20,732)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2